Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Limited Partners [Member]
Ratios to average capital:
Net investment loss	(3.15%)	(3.71%)
Total expenses	3.96%	4.13%
Profit share allocation	0.99%	2.03%
Total expenses and profit share allocation	4.95%	6.16%
Total return before profit share allocation	5.23%	12.70%
Less: profit share allocation	0.99%	2.03%
Total return after profit share allocation	4.24%	10.67%
Special Limited Partners [Member]
Ratios to average capital:
Net investment loss	(0.06%)	(0.50%)
Total expenses	0.86%	0.91%
Profit share allocation	0.00%	0.10%
Total expenses and profit share allocation	0.86%	1.01%
Total return before profit share allocation	8.55%	16.59%
Less: profit share allocation	0.00%	0.10%
Total return after profit share allocation	8.55%	16.49%